Off-balance-sheet commitments - Commitments linked to financial debts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount of loan	€ 15,000	€ 4,000	€ 4,000	€ 9,000
BPI France conditional advance - "Sarcob" project
Disclosure of detailed information about borrowings [line items]
Principal amount of loan	260
Residual amount	€ 59
Percentage of ex-tax proceeds from the sale or assignment of intellectual properties in calculating annual repayment	40.00%
Percentage of ex-tax proceeds generated by the marketing or use by the beneficiary in calculating annual repayment	40.00%
BPI France conditional advance - "BIO101" project
Disclosure of detailed information about borrowings [line items]
Principal amount of loan	€ 1,100
Residual amount	€ 495
Percentage of ex-tax proceeds from the sale or assignment of intellectual properties in calculating annual repayment	35.81%
Percentage of ex-tax proceeds generated by the marketing or use by the beneficiary in calculating annual repayment	35.81%